Stockholders' Equity (Details Textual) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended				0 Months Ended				1 Months Ended				12 Months Ended				0 Months Ended		0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended		12 Months Ended							1 Months Ended								12 Months Ended			1 Months Ended			1 Months Ended		12 Months Ended
	Jun. 05, 2013	Jun. 05, 2013	Dec. 31, 2013	Dec. 31, 2012	Jun. 05, 2013 Private Placement [Member]	Oct. 04, 2013 Adam Dweck [Member]	Dec. 31, 2013 Adam Dweck [Member]	Apr. 30, 2013 Management [Member]	Jun. 05, 2013 Management [Member]	May 01, 2013 Non Executive Employees [Member]	Dec. 31, 2013 Warrant [Member]	Dec. 31, 2012 Warrant [Member]	Dec. 31, 2013 Warrant [Member] Maximum [Member] Equity Option [Member]	Jan. 23, 2012 Licensee Warrants [Member]	Dec. 31, 2013 Licensee Warrants [Member]	Dec. 31, 2012 Licensee Warrants [Member]	Dec. 31, 2013 Employee Stock Option [Member]	Dec. 31, 2012 Employee Stock Option [Member]	Nov. 15, 2013 Restricted Stock [Member]		Nov. 15, 2012 Restricted Stock [Member]		Dec. 31, 2013 Restricted Stock [Member]		Dec. 31, 2012 Restricted Stock [Member]		Dec. 31, 2013 Restricted Stock [Member]		Dec. 31, 2012 Restricted Stock [Member]		Nov. 15, 2013 Equity Incentive Plan 2011 [Member]	Dec. 31, 2013 Equity Incentive Plan 2011 [Member]	Nov. 15, 2013 Equity Incentive Plan 2011 [Member] Management [Member]	Apr. 30, 2013 Equity Incentive Plan 2011 [Member] Management [Member]	Nov. 15, 2012 Equity Incentive Plan 2011 [Member] Management [Member]	Jun. 01, 2012 Equity Incentive Plan 2011 [Member] Management [Member]	Apr. 17, 2012 Equity Incentive Plan 2011 [Member] Management [Member]	Dec. 31, 2013 Equity Incentive Plan 2011 [Member] Management [Member]	Apr. 17, 2012 Equity Incentive Plan 2011 [Member] Management [Member] May 15 2013 [Member]	Dec. 31, 2013 Equity Incentive Plan 2011 [Member] Management [Member] May 15 2014 [Member]	Apr. 17, 2012 Equity Incentive Plan 2011 [Member] Management [Member] May 15 2014 [Member]	Apr. 17, 2012 Equity Incentive Plan 2011 [Member] Management [Member] November 15 2013 [Member]	Apr. 30, 2013 Equity Incentive Plan 2011 [Member] Management [Member] March 31 2014 [Member]	Jun. 01, 2012 Equity Incentive Plan 2011 [Member] Management [Member] June 1 2014 [Member]	May 01, 2013 Equity Incentive Plan 2011 [Member] Non Executive Employees [Member]	May 31, 2012 Equity Incentive Plan 2011 [Member] Non Executive Employees [Member]	May 01, 2013 Equity Incentive Plan 2011 [Member] Non Executive Employees [Member] April 30 2014 [Member]	May 01, 2013 Equity Incentive Plan 2011 [Member] Non Executive Employees [Member] April 30 2015 [Member]	Dec. 31, 2013 Equity Incentive Plan 2011 [Member] Non Management Directors [Member]	Apr. 01, 2013 Equity Incentive Plan 2011 [Member] Non Management Directors [Member]	Dec. 31, 2012 Equity Incentive Plan 2011 [Member] Non Management Directors [Member]	Jun. 01, 2012 Equity Incentive Plan 2011 [Member] Non Management Directors [Member]	Dec. 31, 2013 Equity Incentive Plan 2011 [Member] Non Management Directors [Member]	Dec. 31, 2012 Equity Incentive Plan 2011 [Member] Non Management Directors [Member]	Jun. 01, 2012 Equity Incentive Plan 2011 [Member] Non Management Directors [Member] December 1 2013 [Member]	Apr. 30, 2013 Equity Incentive Plan 2011 [Member] Non Management Directors [Member] March 31 2014 [Member]	Apr. 30, 2013 Equity Incentive Plan 2011 [Member] Non Management Directors [Member] March 31 2015 [Member]	Dec. 31, 2013 Equity Incentive Plan 2011 [Member] Non Management Directors [Member] June 1 2014 [Member]	Apr. 30, 2013 Equity Incentive Plan 2011 [Member] Management Warrants [Member] March 31 2014 [Member]	Apr. 30, 2013 Equity Incentive Plan 2011 [Member] Management Warrants [Member] March 31 2015 [Member]	Dec. 31, 2013 Equity Incentive Plan 2011 [Member] Restricted Stock [Member] Non Executive Employees [Member]	Dec. 31, 2012 Equity Incentive Plan 2011 [Member] Restricted Stock [Member] Non Executive Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Shares, Issued			10,005,509	7,339,979					1,428,573
Proceeds from Issuance of Common Stock	$ 5,000,000
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures			1,625																															1,270,000		256,608	1,150,000								29,750					100,000		138,335
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number																																		195,000						322,224		1,075,000	1,075,000	256,608											138,335			49,472
Options, Shares expected to vest after December 31, 2012																																							37,500		37,500
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period																																						827,776															88,863
Stock Repurchased During Period, Shares																			153,896	[1]	218,163	[1]	7,272	[1]	18,870	[1]	161,168	[1]	237,033	[1]			218,163		153,896														7,272		18,870
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures																																														105,500
Restricted Stock Award Exercise Price Per Share																															$ 3.86				$ 3.00											$ 3.00							$ 3.86	$ 3.00
Percentage Of Share Based Payment Award Vested In Year One																																														50.00%	50.00%									50.00%			50.00%
Percentage Of Share Based Payment Award Vested In Year Two																																																50.00%									50.00%			50.00%
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Forfeited In Period											0	0																																																	1,500	26,750
Allocated Share-based Compensation Expense											33,000	44,000					69,000	65,000									4,741,000		4,514,000
Expected Share Based Compensation Expenses For Next 4 Months																	13,000
Expected Share Based Compensation Expenses For Next 16 Months																							826,000				826,000
Stock Options Issued Shares Former Equity Plan																	576
Stock Options Issued Value Per Share Former Equity Plan																	$ 728
Warrants Issued for the Purchase of Common Stock		312,500												75,000
Exercise Price of Common Stock														$ 5.50
Term Of Warrants					5 years									5 years
Discount On Licensing Revenue															5,000	5,000
Additional Amount Expected To Be Amortized															13,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant																																2,095,758
Common Stock, Capital Shares Reserved for Future Issuance			3,909,002
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period								2 years		2 years
Share-based Compensation Arrangement by Share-based Payment Award, Discount from Market Price, Offering Date			10.00%
Shares Issued, Price Per Share			$ 3.86
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value													$ 0.12					$ 0.99
Sale of Stock, Price Per Share			$ 3.499
Exercise Price of Warrants	$ 5.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term																	3 years 7 months 6 days	4 years 7 months 10 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term																	3 years 29 days	4 years 11 days
Warrants Issued To Purchase Common Stock Two						25,000	12,500
Warrants Exercise Price Two						$ 5.00	$ 5.00
Class Of Warrant Or Rights Expired						Aug. 02, 2016	Aug. 02, 2016
Warrant Vested During First Milestone						12,500	12,500
Warrant Vested During Second Milestone						12,500	12,500
Common Stock, Par or Stated Value Per Share			$ 0.001	$ 0.001
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value			0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value			$ 0	$ 0
Common Stock, Eligible for Issuance																																5,000,000

[1]	All of the shares of restricted stock in the proceeding table were originally granted to employees and directors as restricted stock pursuant to the Company’s Plan. The shares reflected above were relinquished by employees and directors in exchange for the Company’s agreement to pay federal and state and local withholding obligations on behalf of such employees and directors on the vesting of restricted stock.